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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                   	  Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                Pioneer Cash Reserves Fund
                Schedule of Investments  9/30/09 (unaudited)

PrincipalFloating                                                    Value
Amount($)Rate (b)
                CORPORATE BONDS - 16.4 %
                Energy - 1.1 %
                Integrated Oil & Gas - 1.1 %
9,775,000 2.79  BP Capital Markets Plc, Floating Rate Note, 1/11/1$9,775,000
                Total Energy                                      $9,775,000
                Household & Personal Products - 0.4 %
                Personal Products - 0.4 %
2,680,000 0.71  Procter & Gamble Co., Floating Rate Note, 2/8/10  $2,680,000
1,080,000       Procter & Gamble International Co., Floating Rate  1,080,000
                                                                  $3,760,000
                Total Household & Personal Products               $3,760,000
                Banks - 9.2 %
                Diversified Banks - 8.0 %
8,485,000       BNP Paribas, 1.6125%, 3/10/10                     $8,490,250
7,610,000 3.01  BNP Paribas, Floating Rate Note, 2/13/09           7,610,000
7,750,000 1.63  Commonwealth bank Australia, Floating Rate Note, 1 7,750,000
5,000,000       Credit Agricole, 1.775%, 10/22/09                  5,000,000
2,650,000       Nordea Bank AB, 3.89125%, 10/23/09                 2,650,000
5,300,000 2.58  Rabobank Nederland NV, Floating Rate Note, 11/9/09 5,300,000
2,850,000       Rabobank Nederland NV, 0.51%, 8/16/14              2,850,000
9,080,000       Rabobank Nederland NV, 1.22563%, 5/19/10           9,109,192
2,465,000 4.96 Royal Bank of Canada, Floating Rate Note, 10/15/09 2,465,000 1,500,000 1.54 Royal Bank of Canada, Floating Rate Note, 10/15/09 1,500,115
2,406,000 0.88  US Bancorp, Floating Rate Note, 2/4/10             2,410,066
8,465,000 1.41  US Bancorp, Floating Rate Note, 5/6/10             8,486,744
6,875,000 1.48  Wells Fargo Co., Floating Rate Note, 1/29/10       6,873,886
                                                                  $70,495,253
                Regional Banks - 1.2 %
5,010,000       Bank of America NA, Floating Rate Note, 10/3/09   $5,010,000
5,500,000       Bank of America NA, Floating Rate Note, 9/13/10    5,500,000
                                                                  $10,510,000
                Total Banks                                       $81,005,253
                Diversified Financials - 5.7 %
                Asset Management & Custody Banks - 0.5 %
4,330,000 1.63  Bank of New York Mellon, Floating Rate Note, 2/5/1$4,327,620
                Diversified Financial Services - 1.7 %
2,730,000 1.46  General Electric Capital Corp., Floating Rate Note$2,730,665
3,935,000       JPMorgan Chase & Co., 1.59563%, 11/19/09           3,935,561
520,000         JPMorgan Chase & Co., 1.14%, 3/10/10                521,011
7,482,000 1.62  JPMorgan Chase & Co., Floating Rate Note, 1/22/10  7,473,930
                                                                  $14,661,167
                Investment Banking & Brokerage - 3.5 %
2,195,000       Bear Stearns Co., LLC, 1.36563%, 5/18/10          $2,186,860
9,465,000 0.75  Bear Stearns Co., LLC, Floating Rate Note, 2/23/10 9,457,293
5,934,000 5.60 Credit Suisse FB USA, Inc., Floating Rate Note, 1/ 5,939,270 13,664,00 0.51 Credit Suisse FB USA, Inc., Floating Rate Note, 11 13,667,642
185,000         Credit Suisse USA, Inc., 4.125%, 1/15/10            186,733
                                                                  $31,437,798
                Total Diversified Financials                      $50,426,585
                TOTAL CORPORATE BONDS
                (Cost  $144,966,838)                              $144,966,838

                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.0 %
                Government - 18.0 %
1,000,000       Federal Farm Credit Bank 0.0%, 10/16/09           $ 998,822
4,000,000 0.66  Federal Home Loan Bank, 0.69%, 2/05/10             4,007,157
2,855,000       Federal Home Loan Bank, 0.65%, 7/28/10             2,855,000
5,500,000 0.79  Federal Home Loan Bank, 0.88%, 3/12/10             5,500,952
325,000         Federal Home Loan Bank, 4.449%, 10/13/09            325,053
11,950,000      Federal Home Loan Bank, 2.318%, 2/10/10            11,968,164
5,460,000 0.40  Federal Home Loan Bank, Floating Rate Note, 2/19/1 5,469,542
4,060,000       Federal Home Loan Mortgage Corp., 1.43%, 9/3/10    4,090,602
12,135,00 0.68 Federal Home Loan Mortgage Corp., Floating Rate No 12,137,472 12,825,00 1.23 Federal Home Loan Mortgage Corp., Floating Rate No 12,831,625
10,545,000      Federal National Mortgage Association, 4.36875%, 1 10,553,220
8,500,000       Federal National Mortgage Association, 0.96625%, 8 8,516,936
5,465,000 0.62 Federal National Mortgage Association, Floating Ra 5,465,000 13,525,00 2.73 Federal National Mortgage Association, Floating Ra 13,527,481
15,095,000      Federal National Mortgage Association, 1.24375%, 7 15,094,440
11,950,00 0.56  Freddie Mac, Floating Rate Note, 1/8/10            11,951,628
17,520,00 0.56  Freddie Mac, Floating Rate Note, 1/8/10            17,521,922
5,455,000 0.41  Freddie Mac, Floating Rate Note, 7/12/10           5,455,551
4,330,000       U.S. Cash Management, 0.3795%, 7/15/10             4,316,900
6,285,000       U.S. Cash Management, 0.417%, 6/10/10              6,268,522
8,320,000       U.S. Cash Management, 0.43%, 6/17/10               8,296,985
8,985,000       U.S. Cash Management, 0.5045%, 4/1/10              8,965,070
2,415,000       U.S. Treasury Bill, 0.507%, 7/1/10                 2,405,732
4,290,000       U.S. Treasury Bill, 0.5145%, 5/6/10                4,277,366
9,195,000       U.S. Treasury Bill, 0.4445%, 6/3/10                9,167,222
10,115,000      U.S. Treasury Notes, 3.5%, 2/15/10                 10,222,446
                                                                  $202,190,810
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost  $202,190,810)                              $202,190,810

                MUNICIPAL BONDS - 11.8 %
                Municipal  Development - 5.3 %
21,740,00 0.27 Jackson County Mississippi, Floating Rate Note, 6/$21,740,000 14,100,00 0.28 Valdez Alaska Marine Revenue, Floating Rate Note, 14,100,000 7,300,000 0.24 Valdez Alaska Marine Term, Floating Rate Note, 7/1 7,300,000 3,700,000 0.28 Valdez Alaska Marine Term, Floating Rate Note, 7/1 3,700,000
                                                                  $46,840,000
                Municipal  Higher Education - 2.4 %
1,675,000 0.11 Maryland State Health & Higher Educational Facilit$1,675,000 5,240,000 0.30 Syracuse New York Industrial Development Agency, F 5,240,000 4,560,000 0.30 Syracuse New York Industrial Development Agency, F 4,560,000 9,615,000 0.28 University of Minnesota, Floating Rate Note, 12/1/ 9,615,000
                                                                  $21,090,000
                Municipal  Medical - 2.7 %
6,150,000 0.30 Charlotte-Mecklenburg Hospital Authority, Floating$6,150,000 2,000,000 0.23 Connecticut State Health & Educational Facility, A 2,000,000 11,380,00 0.27 Harris County Texas Health, Floating Rate Note, 12 11,380,000 2,755,000 0.25 Loudoun County Virginia Industrial Development Aut 2,755,000
1,400,000       Minneapolis & St. Paul, 0.3%, 11/15/34             1,400,000
240,000   0.30  Washington State Health Care Facilities, Floating   240,000
                                                                  $23,925,000
                Municipal  Pollution - 0.6 %
2,400,000       County of Salt Lake Utah, 1.25%, 12/30/09         $2,405,328
2,900,000 0.28  Hurley New Mexico Pollution, Floating Rate Note, 1 2,900,000
                                                                  $5,305,328
                Municipal Utilities - 0.8 %
2,025,000       Chatom Industrial Development, 6.0%, 11/15/38     $2,025,000
500,000   0.32  Boston Massachusetts Water & Sewer Communities Reve 500,000
4,460,000 0.30  Southeast Alabama Gas District, Floating Rate Note 4,460,000
                                                                  $6,985,000
                TOTAL MUNICIPAL BONDS
                (Cost  $103,945,328)                              $104,145,328

                TEMPORARY CASH INVESTMENTS - 51.0 %
                Commercial Paper - 1.9 %
4,750,000       Banco Bilbao Vizcaya Argentina, 0.255%, 12/29/09  $4,750,060
8,735,000 1.19  Bank Of New York CD, Floating Rate Note, 4/23/10   8,748,130
500,000         Bank of Nova Scotia, 1.7925%, 3/10/10               496,737
5,650,000       Bank of Nova Scotia, 0.97%, 6/18/10                5,650,000
13,590,000      Bank of Nova Scotia/Houston, 0.9%, 10/21/09        13,590,000
5,440,000       Bank of Nova Scotia/Houston, 1.10625%, 5/11/10     5,440,000
5,490,000       Bank of Nova Scotia/Houston, 1.15688%, 5/5/10      5,490,000
4,730,000       CBA Delaware Finance, 0.0%, 10/16/09               4,729,606
9,450,000       CBA Delaware Finance, 0.0%, 11/30/09               9,446,612
1,925,000       CBA Delaware Finance, 0.24%, 12/15/09              1,924,037
295,000         CBA Delaware Finance, Inc., 0.3%, 2/23/10           294,644
6,100,000 0.34  Credit Suisse New York, Floating Rate Note, 9/15/1 6,100,297
4,660,000       Danske Corp., 0.0%, 10/9/09                        4,659,638
7,932,000       Danske Corp., 0.23%, 10/13/09                      7,931,392
10,025,000      Nordea Bank Finland Plc 1.3%, 10/13/09             10,025,657
4,730,000       Nordea North America, Inc., 0.2%, 10/14/09         4,729,658
4,310,000       Ohio State University, 0.25%, 10/5/09              4,310,000
2,435,000       Rabobank Nederland NV, 1.05%, 4/30/10              2,444,948
13,900,000      Rabobank Nederland NV NY, 1.43125%, 3/12/10        13,900,000
3,990,000       Rabobank Nederland NV/NY, 0.55%, 12/1/09           3,990,202
2,500,000       Rabobank USA Financial Corp., 0.32%, 3/16/10       2,496,311
15,050,000      Royal Bank of Canada, 0.2%, 12/10/09               15,050,000
5,000,000       Royal Bank of Canada, 0.3%, 3/18/10                5,000,000
5,725,000       Royal Bank of Canada, 0.41%, 1/11/10               5,725,000
2,500,000 0.90  RY FLT, YCD Floating Rate Note, 10/1/09            2,500,000
13,565,000      Societe Generale North America, 0.0%, 10/23/09     13,562,657
1,610,000       Societe Generale North America, 0.32%, 11/2/09     1,609,542
4,530,000       Societe Generale North America, 0.23%, 12/28/09    4,527,453
4,950,000       Societe Generale North America, 0.25%, 12/18/09    4,947,319
4,165,000       Societe Generale North America, 0.28%, 11/13/09    4,163,607
5,650,000       Svenska Handelsbanken, 0.0%, 11/30/09              5,647,458
4,530,000       Svenska Handelsbanken, 0.2%, 1/4/10                4,527,609
6,600,000       Svenska Handelsbanken, 0.4%, 11/9/09               6,600,428
4,285,000       Svenska Handelsbanken, Inc., 0.51%, 12/15/09       4,280,447
8,050,000 4.91  The Bank of New York Mellon, Floating Rate Note, 1 8,048,697
2,475,000       Toronto Dominion Bank, 0.65%, 4/15/10              2,479,706
2,500,000       Toronto Dominion Bank, 0.5%, 2/8/10                2,500,180
5,985,000       Toronto Dominion Bank, 0.36%, 4/5/10               5,986,234
13,430,000      Toronto Dominion Bank, 1.53375%, 1/28/10           13,430,875
5,480,000       Toronto Dominion Bank, 1.96%, 10/6/09              5,480,047
5,000,000       Toronto-Dominion Bank, 0.31%, 3/19/10              4,992,724
4,835,000       University of Texas, 0.32%, 11/2/09                4,835,000
4,920,000       Vanderbilt University, 0.32%, 10/1/09              4,920,000
11,350,000      Westpac Banking Corp., 0.0%, 4/5/10                11,329,475
5,780,000 0.14  Westpac Banking Corp., 0.15%, 7/2/10               5,780,000
4,880,000 0.25  Westpac Banking Corp., 0.25%, 4/15/10              4,880,000
2,500,000       Westpac Banking Corp., 0.31%, 3/15/10              2,496,448
3,110,000       Yale University, 0.35%, 3/12/10                    3,105,102
                TOTAL COMMERCIAL PAPER                           $279,553,937

                Repurchase Agreements - 14.4 %
9,000,000       Bank of America, 0.05%, dated 9/30/09, repurchase price
                of $9,000,000 plus accrued interest on 10/1/09 collateralized by $9,180,000 U.S. Treasury Note, 3.125%, 8/31/13 $9,000,000

22,640,000      Bank of America, 0.05%, dated 9/30/09, repurchase
                of $22,640,000 plus accrued interest on 10/1/09 collateralized
                by $23,092,800 Freddie Mac Giant, 5.0%, 9/1/39     22,640,000

24,905,000      Barclays, 0.10%, dated 9/30/09, repurchase price
                of $24,905,000 plus accrued interest on 10/1/09 collateralized by $25,403,100 U.S. Treasury Strip, 0.0%, 11/15/21 24,905,000

22,640,000      BNP Paribas, 0.05%, dated 9/30/09, repurchase pric
                $22,640,000 plus accrued interest on 10/1/09 collateralized by the following

                $2,722,061 Freddie Mac Giant, 4.0 - 7.0%, 8/1/15 - 10/1/38
                $20,384,312 Federal National Mortgage Association, 22,640,000

24,905,000      Deutsche Bank, 0.05%, dated 9/30/09, repurchase pr
                of $24,905,000 plus accrued interest on 10/1/09 collateralized by the following:

                $5,454,462 Freddie Mac Giant, 5.5 - 7.0%, 11/1/35 - 3/1/38
                $12,297,636 Federal National Mortgage Association., 5.5-7.0%, 1/1/22 - 1/1/39
                $4,103,762 Federal National Mortgage Association (ARM),4.665-5.104%, 1/1/34 - 3/1/38
                $3,547,241 Federal Home Loan Mortgage Corp.,5.633  24,905,000

22,640,000      JPMorgan, 0.06%, dated 9/30/09, repurchase price o
                $22,640,000 plus accrued interest on 10/1/09 collateralized by $22,996,179 Federal National Mortgage Association,
                5.5%, 2/1/33 - 4/1/34                              22,640,000
                TOTAL REPURCHASE AGREEMENTS                       $126,730,000

                Mutual Fund - 0.3 %
30,000,000      BlackRock Liquidity Funds Temp Cash Portfolio     $30,000,000
                TOTAL MUTUAL FUND                                 $30,000,000

                TOTAL INVESTMENT IN SECURITIES - 100.6%
                (Cost  $887,586,913) (a)                          $887,586,913

                OTHER ASSETS AND LIABILITIES - 0.6%               $(5,315,224)

                TOTAL NET ASSETS - 100.0%                         $882,271,689

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $6,800,115 or 0.8% of total net assets.

(a) At September 30, 2009, cost for federal income tax purposes was $887,586,913.

(b)             Debt obligation with a variable interest rate.
                Rate shown is rate at period end.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

                            Level 1     Level 2     Level 3      Total
Corporate Bonds               $0    $144,966,838      $0     $144,966,838
Municipal Bonds                0     104,145,328       0      104,145,328
U.S. Government Agency Oblig   0     202,190,810       0      202,190,810
Temporary Cash Inv     30,000,000    406,283,937       0      436,283,937
Total                 $30,000,000   $857,586,913      $0     $887,586,913




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.